Financial instruments (Details 13)				1 Months Ended		12 Months Ended
	Apr. 03, 2013 USD ($)	Apr. 04, 2012 USD ($)	Jan. 13, 2009 USD ($)	Oct. 23, 2014 USD ($)	Apr. 21, 2010 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Apr. 05, 2018	Apr. 04, 2012 CLF ( )	Jan. 13, 2009 CLF ( )	Jan. 24, 2006 USD ($)	Jan. 24, 2006 CLF ( )
Financial instruments [Line Items]
Effective rate								3.25%
Notional Amount						$ 290,397,000	$ 95,623,000
Non-current maturities							1,069,592,000
Bond issuance costs						(1,639,000)	(9,886,000)
Total						$ 1,031,507,000	1,059,706,000
Over 1 year to 2 [member]
Financial instruments [Line Items]
Notional Amount							5,903,000
Non-current maturities							5,903,000
Over 2 years to 3 [member]
Financial instruments [Line Items]
Notional Amount							255,903,000
Non-current maturities							255,903,000
Over 3 Years to 4 [member]
Financial instruments [Line Items]
Notional Amount							5,903,000
Non-current maturities							5,903,000
Over 4 Years to 5 [Member]
Financial instruments [Line Items]
Notional Amount							5,903,000
Non-current maturities							5,903,000
Over 5 years [member]
Financial instruments [Line Items]
Notional Amount							795,980,000
Non-current maturities							795,980,000
Single series bond One [Member]
Financial instruments [Line Items]
Tax ID						93,007,000-9
Company						SQM S.A.
Country						Chile
Number of registration or ID of the instrument						-
Maturity date						04/21/2018
Currency or adjustment index						US$
Payment of interest						Semiannual
Repayment						Upon maturity
Effective rate						1.47%
Nominal rate						5.50%
Notional Amount						$ 0	0
Non-current maturities							250,000,000
Bond issuance costs						$ (385,000)	(904,000)
Total							249,096,000
Single series bond One [Member] | Over 1 year to 2 [member]
Financial instruments [Line Items]
Notional Amount							0
Non-current maturities							0
Single series bond One [Member] | Over 2 years to 3 [member]
Financial instruments [Line Items]
Notional Amount							250,000,000
Non-current maturities							250,000,000
Single series bond One [Member] | Over 3 Years to 4 [member]
Financial instruments [Line Items]
Notional Amount							0
Non-current maturities							0
Single series bond One [Member] | Over 4 Years to 5 [Member]
Financial instruments [Line Items]
Notional Amount							0
Non-current maturities							0
Single series bond One [Member] | Over 5 years [member]
Financial instruments [Line Items]
Notional Amount							0
Non-current maturities							0
Single series bond Two [Member]
Financial instruments [Line Items]
Tax ID						93,007,000-9
Company						SQM S.A.
Country						Chile
Number of registration or ID of the instrument						-
Maturity date						01/28/2018
Currency or adjustment index						US$
Payment of interest						Semiannual
Repayment						Upon maturity
Effective rate						3.17%
Nominal rate						4.38%
Notional Amount						$ 0	0
Non-current maturities							250,000,000
Bond issuance costs						$ (433,000)	(3,069,000)
Total							246,931,000
Single series bond Two [Member] | Over 1 year to 2 [member]
Financial instruments [Line Items]
Notional Amount							0
Non-current maturities							0
Single series bond Two [Member] | Over 2 years to 3 [member]
Financial instruments [Line Items]
Notional Amount							0
Non-current maturities							0
Single series bond Two [Member] | Over 3 Years to 4 [member]
Financial instruments [Line Items]
Notional Amount							0
Non-current maturities							0
Single series bond Two [Member] | Over 4 Years to 5 [Member]
Financial instruments [Line Items]
Notional Amount							0
Non-current maturities							0
Single series bond Two [Member] | Over 5 years [member]
Financial instruments [Line Items]
Notional Amount							250,000,000
Non-current maturities							250,000,000
Single series bond Three [Member]
Financial instruments [Line Items]
Tax ID						93,007,000-9
Company						SQM S.A.
Country						Chile
Number of registration or ID of the instrument						-
Maturity date						0403//2018
Currency or adjustment index						US$
Payment of interest						Semiannual
Repayment						Upon maturity
Effective rate						2.12%
Nominal rate						3.63%
Notional Amount						$ 0	0
Non-current maturities							300,000,000
Bond issuance costs						$ (615,000)	(3,230,000)
Total							296,770,000
Single series bond Three [Member] | Over 1 year to 2 [member]
Financial instruments [Line Items]
Notional Amount							0
Non-current maturities							0
Single series bond Three [Member] | Over 2 years to 3 [member]
Financial instruments [Line Items]
Notional Amount							0
Non-current maturities							0
Single series bond Three [Member] | Over 3 Years to 4 [member]
Financial instruments [Line Items]
Notional Amount							0
Non-current maturities							0
Single series bond Three [Member] | Over 4 Years to 5 [Member]
Financial instruments [Line Items]
Notional Amount							0
Non-current maturities							0
Single series bond Three [Member] | Over 5 years [member]
Financial instruments [Line Items]
Notional Amount							300,000,000
Non-current maturities							300,000,000
Series H bonds [Member]
Financial instruments [Line Items]
Tax ID						93,007,000-9
Company						SQM S.A.
Country						Chile
Number of registration or ID of the instrument						564
Maturity date						01/05/2018
Currency or adjustment index						UF
Payment of interest						Semiannual
Repayment						Semiannual
Effective rate						2.18%
Nominal rate						4.90%
Notional Amount						$ 0	0
Non-current maturities							157,426,000
Bond issuance costs						$ (139,000)	(1,671,000)
Total							155,755,000
Series H bonds [Member] | Over 1 year to 2 [member]
Financial instruments [Line Items]
Notional Amount							0
Non-current maturities							0
Series H bonds [Member] | Over 2 years to 3 [member]
Financial instruments [Line Items]
Notional Amount							0
Non-current maturities							0
Series H bonds [Member] | Over 3 Years to 4 [member]
Financial instruments [Line Items]
Notional Amount							0
Non-current maturities							0
Series H bonds [Member] | Over 4 Years to 5 [Member]
Financial instruments [Line Items]
Notional Amount							0
Non-current maturities							0
Series H bonds [Member] | Over 5 years [member]
Financial instruments [Line Items]
Notional Amount							157,426,000
Non-current maturities							157,426,000
Series O bonds [Member]
Financial instruments [Line Items]
Tax ID						93,007,000-9
Company						SQM S.A.
Country						Chile
Number of registration or ID of the instrument						699
Maturity date						02/01/2018
Currency or adjustment index						UF
Payment of interest						Semiannual
Repayment						Upon maturity
Effective rate						2.80%
Nominal rate						3.80%
Notional Amount						$ 0	0
Non-current maturities							59,035,000
Bond issuance costs						(67,000)	(1,012,000)
Total							58,023,000
Series O bonds [Member] | Over 1 year to 2 [member]
Financial instruments [Line Items]
Notional Amount							0
Non-current maturities							0
Series O bonds [Member] | Over 2 years to 3 [member]
Financial instruments [Line Items]
Notional Amount							0
Non-current maturities							0
Series O bonds [Member] | Over 3 Years to 4 [member]
Financial instruments [Line Items]
Notional Amount							0
Non-current maturities							0
Series O bonds [Member] | Over 4 Years to 5 [Member]
Financial instruments [Line Items]
Notional Amount							0
Non-current maturities							0
Series O bonds [Member] | Over 5 years [member]
Financial instruments [Line Items]
Notional Amount							59,035,000
Non-current maturities							59,035,000
Series C bonds [Member]
Financial instruments [Line Items]
Notional Amount							5,903,000
Non-current maturities							53,131,000
Bond issuance costs							0
Total							53,131,000
Series C bonds [Member] | Over 1 year to 2 [member]
Financial instruments [Line Items]
Notional Amount							5,903,000
Non-current maturities							5,903,000
Series C bonds [Member] | Over 2 years to 3 [member]
Financial instruments [Line Items]
Notional Amount							5,903,000
Non-current maturities							5,903,000
Series C bonds [Member] | Over 3 Years to 4 [member]
Financial instruments [Line Items]
Notional Amount							5,903,000
Non-current maturities							5,903,000
Series C bonds [Member] | Over 4 Years to 5 [Member]
Financial instruments [Line Items]
Notional Amount							5,903,000
Non-current maturities							5,903,000
Series C bonds [Member] | Over 5 years [member]
Financial instruments [Line Items]
Notional Amount							29,519,000
Non-current maturities							$ 29,519,000
Bonds issued [Member] | Single series bond One [Member]
Financial instruments [Line Items]
Maturity date					10
Effective rate					5.50%
Notional Amount					$ 250,000,000
Bonds issued [Member] | Single series bond Two [Member]
Financial instruments [Line Items]
Maturity date				2025
Effective rate				4.375%
Notional Amount				$ 250,000,000
Bonds issued [Member] | Single series bond Three [Member]
Financial instruments [Line Items]
Maturity date	10
Effective rate	3.625%
Notional Amount	$ 300,000
Bonds issued [Member] | Series H bonds [Member]
Financial instruments [Line Items]
Maturity date			21
Effective rate			4.90%							4.90%
Notional Amount			$ 139,216,000							4,000,000
Bonds issued [Member] | Series O bonds [Member]
Financial instruments [Line Items]
Maturity date		21
Effective rate		3.80%							3.80%
Notional Amount		$ 69,901							1,500,000
Bonds issued [Member] | Series C bonds [Member]
Financial instruments [Line Items]
Effective rate											4.00%	4.00%
Notional Amount											$ 101,918,000	3,000,000
Non current bonds issued [Member]
Financial instruments [Line Items]
Notional Amount						1,039,755,000
Non-current maturities						1,039,755,000
Bond issuance costs						(8,248,000)
Total						1,031,507,000
Non current bonds issued [Member] | Over 1 year to 2 [member]
Financial instruments [Line Items]
Notional Amount						250,000,000
Non-current maturities						250,000,000
Non current bonds issued [Member] | Over 2 years to 3 [member]
Financial instruments [Line Items]
Notional Amount						0
Non-current maturities						0
Non current bonds issued [Member] | Over 3 Years to 4 [member]
Financial instruments [Line Items]
Notional Amount						0
Non-current maturities						0
Non current bonds issued [Member] | Over 4 Years to 5 [Member]
Financial instruments [Line Items]
Notional Amount						789,755,000
Non-current maturities						789,755,000
Non current bonds issued [Member] | Over 5 years [member]
Financial instruments [Line Items]
Notional Amount						0
Non-current maturities						$ 0
Non current bonds issued [Member] | Single series bond One [Member]
Financial instruments [Line Items]
Tax ID						93,007,000-9	93,007,000-9
Company						SQM S.A.	SQM S.A.
Country						Chile	Chile
Number of registration or ID of the instrument						-	-
Maturity date						04/21/2020	04/21/2020
Currency or adjustment index						US$	US$
Payment of interest						Semiannual	Semiannual
Repayment						Upon maturity	Upon maturity
Effective rate						5.50%	5.94%
Nominal rate						5.50%	5.50%
Notional Amount						$ 250,000,000
Non-current maturities						250,000,000
Bond issuance costs						(517,000)
Total						249,483,000
Non current bonds issued [Member] | Single series bond One [Member] | Over 1 year to 2 [member]
Financial instruments [Line Items]
Notional Amount						250,000,000
Non-current maturities						250,000,000
Non current bonds issued [Member] | Single series bond One [Member] | Over 2 years to 3 [member]
Financial instruments [Line Items]
Notional Amount						0
Non-current maturities						0
Non current bonds issued [Member] | Single series bond One [Member] | Over 3 Years to 4 [member]
Financial instruments [Line Items]
Notional Amount						0
Non-current maturities						0
Non current bonds issued [Member] | Single series bond One [Member] | Over 4 Years to 5 [Member]
Financial instruments [Line Items]
Notional Amount						0
Non-current maturities						0
Non current bonds issued [Member] | Single series bond One [Member] | Over 5 years [member]
Financial instruments [Line Items]
Notional Amount						0
Non-current maturities						$ 0
Non current bonds issued [Member] | Single series bond Two [Member]
Financial instruments [Line Items]
Tax ID						93,007,000-9	93,007,000-9
Company						SQM S.A.	SQM S.A.
Country						Chile	Chile
Number of registration or ID of the instrument						-	-
Maturity date						01/28/2025	01/28/2025
Currency or adjustment index						US$	US$
Payment of interest						Semiannual	Semiannual
Repayment						Upon maturity	Upon maturity
Effective rate						4.38%	4.62%
Nominal rate						4.38%	4.38%
Notional Amount						$ 250,000,000
Non-current maturities						250,000,000
Bond issuance costs						(2,636,000)
Total						247,364,000
Non current bonds issued [Member] | Single series bond Two [Member] | Over 1 year to 2 [member]
Financial instruments [Line Items]
Notional Amount						0
Non-current maturities						0
Non current bonds issued [Member] | Single series bond Two [Member] | Over 2 years to 3 [member]
Financial instruments [Line Items]
Notional Amount						0
Non-current maturities						0
Non current bonds issued [Member] | Single series bond Two [Member] | Over 3 Years to 4 [member]
Financial instruments [Line Items]
Notional Amount						0
Non-current maturities						0
Non current bonds issued [Member] | Single series bond Two [Member] | Over 4 Years to 5 [Member]
Financial instruments [Line Items]
Notional Amount						250,000,000
Non-current maturities						250,000,000
Non current bonds issued [Member] | Single series bond Two [Member] | Over 5 years [member]
Financial instruments [Line Items]
Notional Amount						0
Non-current maturities						$ 0
Non current bonds issued [Member] | Single series bond Three [Member]
Financial instruments [Line Items]
Tax ID						93,007,000-9	93,007,000-9
Company						SQM S.A.	SQM S.A.
Country						Chile	Chile
Number of registration or ID of the instrument						-	-
Maturity date						04/03/2023	04/03/2023
Currency or adjustment index						US$	US$
Payment of interest						Semiannual	Semiannual
Repayment						Upon maturity	Upon maturity
Effective rate						3.63%	3.95%
Nominal rate						3.63%	3.63%
Notional Amount						$ 300,000,000
Non-current maturities						300,000,000
Bond issuance costs						(2,618,000)
Total						297,382,000
Non current bonds issued [Member] | Single series bond Three [Member] | Over 1 year to 2 [member]
Financial instruments [Line Items]
Notional Amount						0
Non-current maturities						0
Non current bonds issued [Member] | Single series bond Three [Member] | Over 2 years to 3 [member]
Financial instruments [Line Items]
Notional Amount						0
Non-current maturities						0
Non current bonds issued [Member] | Single series bond Three [Member] | Over 3 Years to 4 [member]
Financial instruments [Line Items]
Notional Amount						0
Non-current maturities						0
Non current bonds issued [Member] | Single series bond Three [Member] | Over 4 Years to 5 [Member]
Financial instruments [Line Items]
Notional Amount						300,000,000
Non-current maturities						300,000,000
Non current bonds issued [Member] | Single series bond Three [Member] | Over 5 years [member]
Financial instruments [Line Items]
Notional Amount						0
Non-current maturities						$ 0
Non current bonds issued [Member] | Series H bonds [Member]
Financial instruments [Line Items]
Tax ID						93,007,000-9	93,007,000-9
Company						SQM S.A.	SQM S.A.
Country						Chile	Chile
Number of registration or ID of the instrument						564	564
Maturity date						01/05/2030	01/05/2030
Currency or adjustment index						UF	UF
Payment of interest						Semiannual	Semiannual
Repayment						Semiannual	Semiannual
Effective rate						4.90%	5.22%
Nominal rate						6.01%	4.90%
Notional Amount						$ 174,367,000
Non-current maturities						174,367,000
Bond issuance costs						(1,532,000)
Total						172,835,000
Non current bonds issued [Member] | Series H bonds [Member] | Over 1 year to 2 [member]
Financial instruments [Line Items]
Notional Amount						0
Non-current maturities						0
Non current bonds issued [Member] | Series H bonds [Member] | Over 2 years to 3 [member]
Financial instruments [Line Items]
Notional Amount						0
Non-current maturities						0
Non current bonds issued [Member] | Series H bonds [Member] | Over 3 Years to 4 [member]
Financial instruments [Line Items]
Notional Amount						0
Non-current maturities						0
Non current bonds issued [Member] | Series H bonds [Member] | Over 4 Years to 5 [Member]
Financial instruments [Line Items]
Notional Amount						174,367,000
Non-current maturities						174,367,000
Non current bonds issued [Member] | Series H bonds [Member] | Over 5 years [member]
Financial instruments [Line Items]
Notional Amount						0
Non-current maturities						$ 0
Non current bonds issued [Member] | Series O bonds [Member]
Financial instruments [Line Items]
Tax ID						93,007,000-9	93,007,000-9
Company						SQM S.A.	SQM S.A.
Country						Chile	Chile
Number of registration or ID of the instrument						699	699
Maturity date						02/01/2033	02/01/2033
Currency or adjustment index						UF	UF
Payment of interest						Semiannual	Semiannual
Repayment						Upon maturity	Upon maturity
Effective rate						3.80%	3.97%
Nominal rate						3.80%	3.80%
Notional Amount						$ 65,388,000
Non-current maturities						65,388,000
Bond issuance costs						(945,000)
Total						64,443,000
Non current bonds issued [Member] | Series O bonds [Member] | Over 1 year to 2 [member]
Financial instruments [Line Items]
Notional Amount						0
Non-current maturities						0
Non current bonds issued [Member] | Series O bonds [Member] | Over 2 years to 3 [member]
Financial instruments [Line Items]
Notional Amount						0
Non-current maturities						0
Non current bonds issued [Member] | Series O bonds [Member] | Over 3 Years to 4 [member]
Financial instruments [Line Items]
Notional Amount						0
Non-current maturities						0
Non current bonds issued [Member] | Series O bonds [Member] | Over 4 Years to 5 [Member]
Financial instruments [Line Items]
Notional Amount						65,388,000
Non-current maturities						65,388,000
Non current bonds issued [Member] | Series O bonds [Member] | Over 5 years [member]
Financial instruments [Line Items]
Notional Amount						0
Non-current maturities						$ 0
Non current bonds issued [Member] | Series C bonds [Member]
Financial instruments [Line Items]
Tax ID							93,007,000-9
Company							SQM S.A.
Country							Chile
Number of registration or ID of the instrument							446
Maturity date							12/01/2026
Currency or adjustment index							UF
Payment of interest							Semiannual
Repayment							Semiannual
Effective rate							5.57%
Nominal rate							4.00%